Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of components of insurance claims and policyholder liabilities
Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2017	2016

Finance receivable related:
Payable to OMH:
Unearned premium reserves	515	508
Claim reserves	75	78
Subtotal (a)	590	586

Payable to third-party beneficiaries:
Unearned premium reserves	99	98
Benefit reserves	103	105
Claim reserves	18	20
Subtotal (b)	220	223

Non-finance receivable related:
Unearned premium reserves	81	86
Benefit reserves	375	388
Claim reserves	61	60
Subtotal (b)	517	534

Total	$1,327	$1,343

(a)	Reported as a contra-asset to net finance receivables.

(b)	Reported in insurance claims and policyholder liabilities.

Schedule of changes in the liability for unpaid claims and loss adjustment expenses, net of reinsurance recoverable
Changes in the reserve for unpaid claims and loss adjustment expenses (not considering reinsurance recoverable):

(dollars in millions)
At or for the Years Ended December 31,	2017	2016	2015

Balance at beginning of period	$158	$177	$70
Less reinsurance recoverables	(26)	(26)	(22)
Net balance at beginning of period	132	151	48
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	—	—	104
Additions for losses and loss adjustment expenses incurred to:
Current year	188	203	83
Prior years *	5	(20)	5
Total	193	183	88
Reductions for losses and loss adjustment expenses paid related to:
Current year	(115)	(124)	(63)
Prior years	(78)	(78)	(26)
Total	(193)	(202)	(89)
Foreign currency translation adjustment	(1)	—	—
Net balance at end of period	131	132	151
Plus reinsurance recoverables	23	26	26
Balance at end of period	$154	$158	$177

*	Reflects (i) a shortfall in the prior years’ net reserves of $5 million at December 31, 2017,

Short-duration Insurance Contracts, Claims Development
Incurred claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2017, were as follows:

						At December 31, 2017
(dollars in millions)	2013 (a)	2014 (a)	2015 (a)	2016 (a)	2017	Incurred-but- not-reported Liabilities (b)	Cumulative Number of Reported Claims	Cumulative Frequency (c)
Credit Insurance
Accident Year
2013	$140	$127	$125	$124	$124	—	50,295	2.7%
2014	—	145	132	130	131	3	51,776	2.7%
2015	—	—	138	129	129	8	52,505	2.8%
2016	—	—	—	138	135	20	51,558	2.8%
2017	—	—	—	—	136	59	39,329	2.2%
Total					$655

(a)	Unaudited.

(b)	Includes expected development on reported claims.

(c)	Frequency for each accident year is calculated as the ratio of all reported claims incurred to the total exposures in force.

Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2017, were as follows:

(dollars in millions)	2013 *	2014 *	2015 *	2016 *	2017
Credit Insurance
Accident Year
2013	$68	$105	$115	$121	$124
2014	—	71	110	121	128
2015	—	—	71	109	121
2016	—	—	—	75	115
2017	—	—	—	—	77
Total					$565

All outstanding liabilities before 2013, net of reinsurance					—
Liabilities for claims and claim adjustment expenses, net of reinsurance					$90

*	Unaudited.

The reconciliations of the net incurred and paid claims development to the liability for claims and claim adjustment expenses were as follows:

(dollars in millions)
December 31,	2017	2016 *	2015 *

Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:
Credit insurance	$90	$96	$105
Other short-duration insurance lines	22	20	25
Total	112	116	130

Reinsurance recoverable on unpaid claims:
Other short-duration insurance lines	20	22	22

Insurance lines other than short-duration	22	20	25
Total gross liability for unpaid claims and claim adjustment expense	$154	$158	$177

*	Unaudited.

Short-duration Insurance Contracts, Schedule of Historical Claims Duration	Our average annual percentage payout of incurred claims by age, net of reinsurance, as of December 31, 2017, were as follows:

Years	1	2	3	4	5
Credit insurance	55.4%	29.4%	8.9%	4.8%	2.5%

Schedule of statutory net income for insurance companies by type of insurance

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Property and casualty
Yosemite	$19	$11	$15
Triton	31	14	3

Life and health
Merit	$37	$20	$(1)
AHL	34	71	11

Schedule of statutory capital and surplus for insurance companies by type of insurance
Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2017	2016

Property and casualty
Yosemite	$42	$63
Triton	170	139

Life and health
Merit	$79	$133
AHL	130	215